Equity (Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Before-tax amount
Net change for the year	¥ (49,898)	¥ (27,139)	¥ 14,988
Net change for the year	(49,898)	(27,139)	14,988
Tax (expense) or benefit
Net change for the year	14,361	4,858	(14,852)
Amount arising during the year	(35,907)	(21,578)	14,870
Net-of-tax amount
Amount arising during the year	(35,907)	(21,578)	14,870
Reclassification adjustments for gains and losses realized in net income	370	(703)	(14,734)
Net change for the year	(35,537)	(22,281)	136
Reclassification adjustments for gains and losses realized in net income	370	(703)	(14,734)
Net change for the year	(35,537)	(22,281)	136
Net Unrealized Gains on Securities
Before-tax amount
Amount arising during the year	(56,115)	(24,807)	92,042
Reclassification adjustments for gains and losses realized in net income	(1,432)	(114)	(20,572)
Net change for the year	(57,547)	(24,921)	71,470
Amount arising during the year	(56,115)	(24,807)	92,042
Reclassification adjustments for gains and losses realized in net income	(1,432)	(114)	(20,572)
Net change for the year	(57,547)	(24,921)	71,470
Tax (expense) or benefit
Amount arising during the year	17,024	7,346	(28,703)
Reclassification adjustments for gains and losses realized in net income	432	36	6,582
Net change for the year	17,456	7,382	(22,121)
Amount arising during the year	(39,091)	(17,461)	63,339
Net-of-tax amount
Amount arising during the year	(39,091)	(17,461)	63,339
Reclassification adjustments for gains and losses realized in net income	(1,000)	(78)	(13,990)
Net change for the year	(40,091)	(17,539)	49,349
Reclassification adjustments for gains and losses realized in net income	(1,000)	(78)	(13,990)
Net change for the year	(40,091)	(17,539)	49,349
Net Unrealized Losses on Derivative Financial Instruments
Before-tax amount
Amount arising during the year	33	(143)	(250)
Reclassification adjustments for gains and losses realized in net income	33	198	85
Net change for the year	66	55	(165)
Amount arising during the year	33	(143)	(250)
Reclassification adjustments for gains and losses realized in net income	33	198	85
Net change for the year	66	55	(165)
Tax (expense) or benefit
Amount arising during the year	3	34	76
Reclassification adjustments for gains and losses realized in net income	(27)	(50)	(27)
Net change for the year	(24)	(16)	49
Amount arising during the year	36	(109)	(174)
Net-of-tax amount
Amount arising during the year	36	(109)	(174)
Reclassification adjustments for gains and losses realized in net income	6	148	58
Net change for the year	42	39	(116)
Reclassification adjustments for gains and losses realized in net income	6	148	58
Net change for the year	42	39	(116)
Pension Liability Adjustment
Before-tax amount
Amount arising during the year	9,620	10,677	(19,854)
Reclassification adjustments for gains and losses realized in net income	(1,414)	(896)	(1,543)
Net change for the year	8,206	9,781	(21,397)
Amount arising during the year	9,620	10,677	(19,854)
Reclassification adjustments for gains and losses realized in net income	(1,414)	(896)	(1,543)
Net change for the year	8,206	9,781	(21,397)
Tax (expense) or benefit
Amount arising during the year	(2,667)	(2,843)	6,466
Reclassification adjustments for gains and losses realized in net income	551	335	754
Net change for the year	(2,116)	(2,508)	7,220
Amount arising during the year	6,953	7,834	(13,388)
Net-of-tax amount
Amount arising during the year	6,953	7,834	(13,388)
Reclassification adjustments for gains and losses realized in net income	(863)	(561)	(789)
Net change for the year	6,090	7,273	(14,177)
Reclassification adjustments for gains and losses realized in net income	(863)	(561)	(789)
Net change for the year	6,090	7,273	(14,177)
Foreign Currency Translation Adjustments
Before-tax amount
Amount arising during the year	(3,805)	(11,842)	(34,907)
Reclassification adjustments for gains and losses realized in net income	3,182	(212)	(13)
Net change for the year	(623)	(12,054)	(34,920)
Amount arising during the year	(3,805)	(11,842)	(34,907)
Reclassification adjustments for gains and losses realized in net income	3,182	(212)	(13)
Net change for the year	(623)	(12,054)	(34,920)
Tax (expense) or benefit
Reclassification adjustments for gains and losses realized in net income	(955)
Net change for the year	(955)
Amount arising during the year	(3,805)	(11,842)	(34,907)
Net-of-tax amount
Amount arising during the year	(3,805)	(11,842)	(34,907)
Reclassification adjustments for gains and losses realized in net income	2,227	(212)	(13)
Net change for the year	(1,578)	(12,054)	(34,920)
Reclassification adjustments for gains and losses realized in net income	2,227	(212)	(13)
Net change for the year	¥ (1,578)	¥ (12,054)	¥ (34,920)